FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT
30	FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT

The Group’s activities involve principally the use of financial instruments, including derivatives. It also accepts deposits from customers at both fixed and floating rates, for different periods, and invests these funds in high-quality assets. Additionally, it places these deposits at fixed and variable rates with legal entities and individuals, considering the finance costs and expected profitability.

The Group also trades in financial instruments where it takes positions in traded and over-the-counter instruments, derivatives included, to take advantage of short-term market movements on securities, bonds, currencies and interest rates.

Given the Group’s activities, it has a framework for risk appetite, a corner stone of the management. The risk management processes involve continuous identification, measurement, treatment and monitoring. The Group is exposed, principally, to operating risk, credit risk, liquidity risk, market risk, strategic risk and insurance technical risk. Finally, it reports on a consolidated basis the risks to which the Group is exposed.

a)	Risk management structure -

The Board of Directors of the Group and of each subsidiary are ultimately responsible for identifying and controlling risks; however, there are separate independent instances in the major subsidiaries responsible for managing and monitoring risks, as further explained below:

(i)	Group’s Board of Directors -

Credicorp Board of Directors –

The Credicorp Board of Directors is responsible for the overall approach to risk management of Credicorp Ltd., including the approval of its appetite for risk.

It also takes knowledge of the level of compliance of the appetite and the level of risk exposure, as well as the relevant improvements in the integral risk management of Grupo Crédito and Subsidiaries of Credicorp (Group).

Grupo Crédito’s Board of Directors –

Grupo Crédito’s Board of Directors is responsible for the general approach to risk management of the Group’s subsidiaries and the approval of the risk appetite levels that it is willing to assume. Furthermore, it approves the guidelines and policies for Integral Risk Management, promotes an organizational culture that emphasizes the importance of risk management, oversees the internal control system and ensures the adequate performance of the Group’s regulatory compliance function.

Group Company Boards -

The Board of each company of the Group is responsible for aligning the risk management established by the Board of Grupo Crédito with the context of each one of them. For that, it establishes a framework for risk appetite, policies and guidelines.

(ii)	Credicorp Risk Committee -

Represents the Credicorp Board of Directors, proposes the levels of risk appetite for Credicorp Ltd. Also, it is aware of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries and the relevant improvements in integral management of risks of said entities.

The Committee will be made up of no less than three directors of Credicorp, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of Credicorp subsidiaries. Likewise, the coordinator of the Committee will be the Credicorp Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

(iii)	Grupo Crédito Risk Committee -

Represents the Board of Grupo Crédito in risk management decision-making. Furthermore, proposes to Grupo Crédito’s Board of Directors the levels of risk appetite. This Committee defines the strategies used for the adequate management of the different types of risks and the supervision of risk appetite. In addition to it, they establish principles, policies, and general limits to the Group.

The Risk Committee is presided by no less than three Board members of Grupo Crédito, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of the Group. Likewise, the coordinator of the Committee will be the Grupo Crédito Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

In addition to effectively managing all the risks, the Grupo Crédito Risk Committee is supported by the following committees which report periodically on all relevant changes or issues relating to the risks being managed:

Corporate credit Risk Committees (retail and non-retail)-

The Corporate Credit Risk Committees (retail and non-retail) are responsible for proposing credit risk management guidelines within the framework of governance and organization for the comprehensive management of credit risks. Furthermore, the committees propose the approval of any changes to the credit risk management functions and report important findings to the Risk Committee.

Corporate Committee for Market, Structural, Trading and Liquidity Risk

The committee for Market, Structural, Trading and Liquidity Risks is in charge of analyzing and proposing corporate objectives, guidelines and policies for the Management of Market and Liquidity Risks of the Group and the Group’s companies. As well as monitor the indicators, limits of the market risk and liquidity appetite and the implementation of corrective measures if deviations exist. Additionally, it is responsible for approving the integration into management of a corporate model implemented in the Group.

Corporate Model Risk Committee –

The Corporate Model Risk Committee is responsible for analyzing and proposing the actions corrections in case there are deviations with respect to the degrees of exposure assumed in the Appetite for Model Risk. Likewise, it proposes the creation and/or modification of the government for model risk management, monitoring compliance with the same. The Model Risk Committee monitors the Group’s data and analytical strategy and the health status of the model portfolio. They are also responsible to inform the Committee of Grupo Crédito Risks on exposures, related to model risk, which involve variations in the risk profile.

Corporate Operational Risk Methodology Committee -

The Corporate Operational Risk Methodology Committee has the primary responsibilities of sharing methodologies for Operational Risk and Business Continuity, as well as sharing best practices regarding the main challenges faced by the Group’s companies.

(iv)	Central Risk Management of Credicorp -

The Central Risk Management of Credicorp informs the Credicorp Risk Committee of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries. Likewise, it reports the relevant improvements in the integral risk management of Grupo Crédito and Credicorp subsidiaries. In addition, it proposes to the Credicorp Risk Committee the risk appetite levels for Credicorp Ltd.

(v)	Central Risk Management of Grupo Crédito -

The Central Risk Management is responsible for the implementation of policies, procedures, methodologies, and the actions to be taken to identify, measure, monitor, mitigate, report and control the different types of risks to which the Group is exposed. In addition, it is responsible for participating in the design and definition of the strategic plans of the business units to ensure that they are aligned within the risk parameters approved by the Grupo Crédito Board of Directors. Likewise, it disseminates the importance of adequate risk management, specifying in each of the units, the role that corresponds to them in the timely identification and definition of the corresponding actions.

The units of the Central Risk Management that manage risk at the corporate level are the following:

Credit Division -

The Credit Division proposes credit policies and evaluation criteria and credit risk management that the Group assumes with segment customers wholesaler. Evaluate and authorize loan proposals until their autonomy and propose their approval to the higher instances for those that exceed it. These guidelines are established on the basis of the policies set by the Grupo Crédito Board, respecting the laws and regulations in force. In addition, it assesses the evolution of the risk of wholesale clients and identifies problematic situations, taking actions to mitigate or resolve them.

Risk Management Division -

The Risk Management Division is responsible for ensuring that risk management directives and policies comply with the established by the Board of Directors. In addition, it is responsible for supervising the process of risk management and for coordinating with the companies of Credicorp involved in the whole process, promoting homogeneous risk management and aligned with the best practices. It also has the task of informing Board of Directors regarding: global exposure and by type of risk, as well as the specific exposure of each Group company.

Retail Banking Risk Division -

The Retail Banking Risk Division is responsible for managing the risk profile of the retail portfolio and developing credit policies that are in accordance with the guidelines and risk levels established by Grupo Crédito’s Board of Directors. Likewise, it participates in the definition of products and campaigns aligned to these policies, as well as in the design, optimization and integration of credit evaluation tools and income estimation for credit management. Likewise, there is an active and recurring participation of the BCP Retail Banking Risk Division in the Credit Risk and Collections Committee of Mibanco and in the BCB Retail Banking Risk Committee to ensure alignment of best practices in terms of policies and guidelines. credit ratings, risk segmentation and credit risk models.

Non-financial Risks Division -

The Non-financial Risks Division is responsible for defining a strategy for non-financial risks that aligns with the objectives and risk appetite established by the Board of Grupo Crédito. This strategy aims to enhance the management process, generate synergies, optimize resources and achieve superior results among the units responsible for managing non-financial risks within the Group. Furthermore, to achieve the objectives outlined in the non-financial risk strategy, the Division is tasked with promoting a risk culture, developing talent, defining indicators, and generating and monitoring strategic projects and initiatives.

Credicorp’s Pricing Center of Excellence

The main objective of the Group’s Pricing Center of Excellence (CoE) is to efficiently scale the Pricing practice in the Group’s business lines, identifying opportunities and deploying initiatives that allow the development of the Pricing practice.

Risk Transformation Office

The Risk Transformation Office is responsible for turning risk management into a competitive advantage, enhancing the following capabilities: i) origination, ii) portfolio monitoring, iii) life cycle of credit models, iv) cybersecurity, and v) human talent.

(vi)	Internal Audit Division and Corporate Ethics and Compliance Division -

The Internal Audit Division is in charge of monitoring on an ongoing basis the effectiveness and efficiency of the Group´s risk management, control, and governance processes, verifying compliance with regulations, policies, objectives and guidelines set by the Board of Directors, providing agile and timely assurance, advice and analysis based on risks and data. On the other hand, it evaluates sufficiency and integration level of Group’s database and information systems. Finally, it ensures that independence is maintained between the functions of the risk management and business units, for each of the Group’s companies.

The Corporate Compliance and Ethics Division reports to the Board and is responsible for providing corporate policies to ensure that Group companies specifically comply with regulations that specified them, and the guidelines established in the Code of Ethics.

b)	Risk measurement and reporting systems -

The risk is measured according to models and methodologies developed for the management of each type of risk. Risk reports that allow to monitor at the level added and detailed the different types of risks of each company which is exposed. The system provides the facility to meet the appetite review needs by risk requested by the committees and areas described above; as well as comply with regulatory requirements.

c)	Risk mitigation -

Depending on the type of risk, mitigating instruments are used to reduce its exposure, such as guarantees, derivatives, controls and insurance, among others. Furthermore, it has policies linked to risk appetite and established procedures for each type of risk.

The Group actively uses guarantees to reduce its credit risks.

d)	Risk appetite -

Based on corporate risk management, Grupo Crédito’s Board of Directors approves the risk appetite framework to define the maximum level of risk that the organization is willing to take as it seeks its strategic and financial objectives, maintaining a corporate vision in individual decisions of each entity. This Risk Appetite framework is based on “core” and specific metrics:

Core metrics are intended to preserve the organization’s strategic pillars, defined as solvency, liquidity, profit and growth, income stability and balance sheet structure and cybersecurity risks.

Specific metrics objectives are intended to monitor on a qualitative and quantitative basis the various risks, to which the Group is exposed, as well as defining a tolerance threshold of each of those risks, so the risk profile set by the Board is preserved and any risk focus is anticipated on a more granular basis.

Risk appetite is measured based on the following guidelines:

-	Risk appetite statement: Establishes explicit general principles and the qualitative declarations which complement the risk strategy.

-	Metrics scorecards: These are used to define the levels of risk exposure in the different strategic pillars.

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Limits: Allows control over the risk-taking process within the tolerance threshold established by the Board. They also provide accountability for the risk-taking process and define guidelines regarding the target risk profile.

-	Government scheme: Seeks to guarantee compliance of the framework through different roles and responsibilities assigned to the units involved.

The appetite is integrated into the processes of strategic and capital guidelines, as well as in the definition of the annual budget, facilitating the strategic decision making of the organization.

e)	Risk concentration -

Concentrations arise when a reduced and representative number of all of the counterparties of the Group are engaged in similar business activities, or activities in the same geographic region, or have similar economic and political conditions among others.

In order to avoid excessive concentrations of risk, the policies and procedures include specific guidelines and limits to guarantee a diversified portfolio.

30.1	Credit risk -

a)
The Group takes on exposure to credit risk, which is the probability of suffering losses caused by debtors or counterparties failing to comply with payment obligations in on or off the balance sheet exposures.

Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit exposures arise principally from lending activities that lead to direct loans; they also result from investment activities. There is also credit risk in off-balance sheet financial instruments, such as contingent credits (indirect loans), which expose Credicorp to risks similar to direct loans. Likewise, credit risk arises from derivative financial instruments that present positive fair values. Finally, all exposure to credit risk (direct or indirect) is mitigated by the control processes and policies.

As part of managing this type of risk, provisions for impairment of its portfolio are assigned as of the date of the consolidated statement of financial position.

Credit risk levels are defined based on risk exposure limits, which are frequently monitored. Said limits are established in relation to one borrower or group of borrowers, geographical and industry segments. Furthermore, the risk limits by product, industry sector and by geographical segment are approved by the Risk Committee of Credicorp.

Exposure to credit risk is managed through regular analysis of the ability of debtors and potential debtors to meet interest and principal repayment obligations and by changing the credit limits when it is appropriate. Other specific control measures are outlined below:

(i)	Collateral -

The Group employs a range of policies and practices to mitigate credit risk. The most traditional of these is collateralization which is common practice. The Group implements guidelines on the acceptability of specific classes of collateral or credit risk mitigation. The main types of collateral obtained are as follows:

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For loans and advances, collateral includes, among others, mortgages on residential properties; liens on business assets such as plants, inventory and accounts receivable; and liens on financial instruments such as debt securities and equity securities.

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Long-term loans and financing to corporate entities are generally guaranteed. Loans to micro business generally have no collateral. In order to minimize credit loss, the Group will seek additional collateral from the counterparty as soon as impairment indicators arise.

-	For repurchase agreements and securities lending, collateral consists of fixed income instruments, cash and loans.

Collateral held as security for financial assets other than loans is determined by the nature of the instrument. Debt securities, treasury and other eligible bills are generally unsecured, except for assets backed securities and similar instruments, which are secured by portfolios of financial instruments.

Management monitors the market value of collateral, requests additional collateral in accordance with the underlying agreement, and monitors the market value of collateral obtained during its review of the adequacy of the allowance for impairment losses. As part of the Group’s policies, the recovered assets are sold in seniority order. The proceeds of the sale are used to reduce or amortize the outstanding debt. In general, the Group doesn’t use recovered assets for its operational purposes.

(ii)	Derivatives -

The amount subject to credit risk is limited to the current and potential fair value of instruments that are favorable to the Group (fair value is positive). In the case of derivatives this is only a small fraction of the contract, or notional values used to express the volume of instruments outstanding. This credit risk exposure is managed as a portion of the total credit limits with customers, together with potential exposures from market movements. The credit risk of the derivative portfolio is reduced if the instrument is cleared through a clearing house.

(iii)	Credit-related commitments -

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees and letters of credit have the same credit risk as direct loans. Documentary and commercial letters of credit - which are written undertakings by the Group on behalf of a customer authorizing a third party to draw drafts on the Group up to a stipulated amount under specific terms and conditions - are collateralized by the underlying shipments of goods to which they relate and therefore have less risk than a direct loan. The Group has no mandatory commitments to extend credit.

b)
The maximum exposure to credit risk as of December 31, 2024 and 2023, before the effect of mitigation through any collateral, is the carrying amount of each class of financial assets indicated in Notes 30.11(a), 30.11(b) and the contingent credits detailed in Note 18(a).

c)	Credit risk management for loans -

Credit risk management is mainly based on the rating and scoring internal models of each company of the Group. In Credicorp, quantitative and qualitative analysis are made for each client, regarding their financial position, credit behavior in the financial system and the market in which they operate or are located. This analysis is carried out continuously to characterize the risk profile of each operation and client with a loan position in the Group.

In the Group, a loan is internally classified as past due according to three criteria: the number of days past due based on the contractually agreed due date, the subsidiary and the type of loan. The detail is shown below:

-	Banco de Crédito del Perú, Mibanco Perú and Solución Empresa Administradora Hipotecaria internally classify a loan as past due:

-	For corporate, large and medium companies, when it has more than 15 days in arrears.

-	For small and microbusiness when it has more than 30 days in arrears.

-	For overdrafts when it has more than 30 days in arrears.

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For consumer, mortgage and leasing operations, installments are internally classified as past due when they are between 30 and 90 days in arrears; after 90 days, the pending loan balance is considered past due.

-	Mibanco Colombia internally classifies a loan as past due:

-	For commercial loans when it has more than 90 days in arrears.

-	For microbusiness loans when it has more than 60 days in arrears.

-	For consumer loans when it has more than 60 days in arrears.

-	For mortgage loans when it has more than 30 days in arrears.

-	ASB Bank Corp. internally classifies a loan as past due when it has 1 or more days in arrears.

-	Banco de Crédito de Bolivia internally classifies a loan as past due when it has 30 or more days in arrears.

Estimate of the expected credit loss -

The measurement of the expected credit loss is based on the product of the following risk parameters: (i) probability of default (PD), (ii) loss given default (LGD), and (iii) exposure at default (EAD); discounted at the reporting date, using the effective interest rate. The definition of the parameters is presented below:

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Probability of default (PD): is a credit rating measure that is given internally to a client with the objective of estimating its probability of default within a specific time horizon. The process of obtaining the PD is carried out considering three main components: (i) the risk observed at the portfolio level, (ii) the macroeconomic perspectives of the main countries where Credicorp operates and (iii) the individual risk of each loan, which It is measured through rating and scoring tools.

The Group considers that a financial instrument is in default if it meets the following conditions, according to the type of asset:

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Consumer products, credit card and SME: if the client, at some certain point, presents arrears equal to or greater than 60 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

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Mortgage products: if the client, at some certain point, presents arrears equal to or greater than 120 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

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Commercial banking products: if the client, at some certain point, is in the Collections portfolio, or has a risk classification of Deficient, Doubtful or Loss, or has operations that are refinanced, in pre-judicial, judicial proceedings or written off. Also, a client can be considered as default if it shows signs of significant qualitative impairment. It should be noted that, for commercial clients with the highest loan position that are classified in default, the Risk Management performs an individual review to determine the expected credit loss in each case, which considers the knowledge of the specific situation of the client, the coverage of real guarantees, and the financial information available of the company.

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Investments: if the instrument has a default rating according to external rating agencies such as Fitch, Standard & Poors or Moody’s, or if it has an indicator of arrears equal to or greater than 90 days. In addition, an issuer can be considered as default if it shows signs of significant qualitative impairment or if it is in default according to the Commercial banking definition. When an issuer is classified as default, all its instruments are also classified as default, that is, in stage 3.

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Loss given default (LGD): this is a measurement which estimates the severity of the loss that would be incurred at the time of the default. It has two approaches in the estimate of the severity of the loss, according to the stage of the client:

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LGD workout is the real loss of clients who reached the default stage. To calculate this parameter, the recoveries and costs of each of the operations are included (includes open and closed recovery processes).

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LGD ELBE (expected loss best estimate): this is the loss of the contracts in a default situation based on the time in default of the operation (the longer the time in default, the higher the level of loss of the operation).

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Exposure at Default (EAD): this is a measurement which estimates the exposure at the time of the client’s default, considering changes in future exposure, for example, in the case of prepayments and/or greater utilization of unused credit lines.

The estimate of the risk parameters considers information regarding the actual conditions, as well as the projections of future macroeconomic events and conditions in three scenarios (base, optimistic and pessimistic), which are weighted to obtain the expected credit loss.

The fundamental difference between the expected credit loss of a loan allocated in stage 1 or stage 2 is the PD’s time horizon. The estimates in stage 1 use a PD with a maximum time horizon of 12 months, while those in stage 2 use a PD measured for the remaining lifetime of the instrument. The estimates in stage 3 are carried out based on an LGD “best estimate”.

For those portfolios that are not material and/or do not have specific credit scoring models, the option was to extrapolate the expected credit loss ratio of portfolios with comparable characteristics.

The main methodological calibrations made in the internal credit risk models during 2024 were:

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PD models: in accordance with our internal governance scheme, we continued monitoring the performance of PD models throughout the year and implemented the necessary calibrations to maintain an adequate measurement of the credit risk of our loan portfolio.

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LGD models: in accordance with our internal governance scheme, we continued monitoring the performance of LGD models throughout the year and implemented the necessary calibrations to maintain an adequate measurement of the credit risk of our loan portfolio.

Prospective information -

The measurement of the expected credit loss for each stage and the evaluation of significant increase in credit risk consider information on previous events and current conditions, as well as reasonable projections based on future events and macroeconomic conditions.

For the estimate of the risk parameters (PD, LGD, EAD), used in the calculation of the expected credit loss in stages 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested which provide a better prospective and systemic vision to the estimate, based on econometric techniques. Each macroeconomic scenario used in the estimate of the expected credit loss considers projections of relevant macroeconomic variables, such as the gross domestic product (GDP), terms of trade, inflation rate, among others, for a period of 3 years and a long-term projection.

The expected credit loss is a weighted estimate that considers three future macroeconomic scenarios (baseline, optimistic, pessimistic). These scenarios, as well as the probability of occurrence of each one, are projections provided by the internal Economic Studies team and are approved by Senior Management; these projections are made for the main countries where Credicorp operates. The design of the scenarios is reviewed quarterly. All scenarios and their respective probabilities apply to portfolios subject to expected credit loss.

Changes from one stage to another -

The classification of an instrument as stage 1 or stage 2 depends on the concept of “significant increase in credit risk” at the reporting date compared to the origin date. This classification is updated monthly. As the IFRS 9 states, this classification depends on the following criteria:

-	An account is classified in stage 2 if it has more than 30 days in arrears.

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Additionally, significant credit risk increase thresholds were established based on absolute and relative thresholds that depend on the risk level in which the instrument was originated. The thresholds differ for each of the portfolios considered.

-	Additional qualitative reviews are carried out based on the risk segmentation used in the management of Retail Banking and an individual review is carried out in Wholesale Banking.

Additionally, all those accounts classified as default at the reporting date, according to the definition used by the Group, are considered as stage 3.

Evaluations of significant increase in credit risk from initial recognition and credit impairment are carried out independently on each reporting date.

Wholesale Banking assets can be moved in both directions from one stage to another; in this sense, a financial asset that migrated to stage 2 will return to stage 1 if its credit risk did not increase significantly from its initial recognition until a subsequent reporting period. Likewise, an asset that is in stage 3 will return to stage 2 if the asset is no longer considered to be impaired (according to our definition of default) for a certain number of subsequent reporting periods.

On the other hand, Retail Banking assets that migrated to stage 2 will return to stage 1 if their credit risk has not increased significantly since their initial recognition during a certain number of subsequent reporting periods (cure period). In the case of assets allocated in stage 3, these will not return to stage 2 except for refinanced loans, which will return to stage 2 if good payment behavior is demonstrated during a certain number of subsequent reporting periods.

Expected life -

For the instruments in stage 2 or 3, the allowance for loan losses will cover the expected credit loss during the expected time of the remaining lifetime of the instrument. For most instruments, the expected life is limited to the remaining contractual life, adjusted by expected prepayments. In the case of revolving products, a statistical analysis was carried out to determine what would be the expected life period.

The following is a summary of the direct loans (without interest) classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

(i)	Loans neither past due nor impaired, which comprise those direct loans which currently do not have characteristics of delinquency, and which are not in default.
(ii)	Past due but not impaired loans, which comprise all of the direct loans of customers who are not in default but have failed to make a payment at its contractual maturity, according to IFRS 7.
(iii)	Impaired loans, those direct loans considered to be in stage 3 or default, as detailed in Note 30.1(c).

	2024				2023
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	67,303,201	3,509,158	–	70,812,359	65,012,679	4,076,777	–	69,089,456
Past due but not impaired	612,574	468,459	–	1,081,033	937,720	693,084	–	1,630,804
Impaired	–	–	5,028,223	5,028,223	–	–	6,100,142	6,100,142
Gross	67,915,775	3,977,617	5,028,223	76,921,615	65,950,399	4,769,861	6,100,142	76,820,402
Less: Allowance for loan losses	493,130	291,963	2,159,115	2,944,208	489,706	394,868	2,330,978	3,215,552
Total, net	67,422,645	3,685,654	2,869,108	73,977,407	65,460,693	4,374,993	3,769,164	73,604,850

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,451,482	3,819,271	–	22,270,753	18,590,193	2,952,908	–	21,543,101
Past due but not impaired	505,016	672,405	–	1,177,421	559,877	605,193	–	1,165,070
Impaired	–	–	1,643,883	1,643,883	–	–	1,468,747	1,468,747
Gross	18,956,498	4,491,676	1,643,883	25,092,057	19,150,070	3,558,101	1,468,747	24,176,918
Less: Allowance for loan losses	66,260	168,188	819,671	1,054,119	54,102	121,257	785,261	960,620
Total, net	18,890,238	4,323,488	824,212	24,037,938	19,095,968	3,436,844	683,486	23,216,298

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	16,589,516	3,670,678	–	20,260,194	15,728,517	3,862,859	–	19,591,376
Past due but not impaired	257,476	573,634	–	831,110	264,477	767,325	–	1,031,802
Impaired	–	–	1,686,829	1,686,829	–	–	1,802,572	1,802,572
Gross	16,846,992	4,244,312	1,686,829	22,778,133	15,992,994	4,630,184	1,802,572	22,425,750
Less: Allowance for loan losses	384,145	396,678	1,167,311	1,948,134	347,783	431,278	1,288,068	2,067,129
Total, net	16,462,847	3,847,634	519,518	20,829,999	15,645,211	4,198,906	514,504	20,358,621

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	14,188,847	3,335,516	–	17,524,363	14,934,631	2,827,796	–	17,762,427
Past due but not impaired	160,755	383,227	–	543,982	261,414	489,658	–	751,072
Impaired	–	–	1,459,095	1,459,095	–	–	1,546,685	1,546,685
Gross	14,349,602	3,718,743	1,459,095	19,527,440	15,196,045	3,317,454	1,546,685	20,060,184
Less: Allowance for loan losses	331,011	514,255	1,203,250	2,048,516	285,091	435,151	1,314,373	2,034,615
Total, net	14,018,591	3,204,488	255,845	17,478,924	14,910,954	2,882,303	232,312	18,025,569

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	118,068,867	16,432,348	9,818,030	144,319,245	116,289,508	16,275,600	10,918,146	143,483,254
Total allowance for direct loan losses, Note 7(a)	1,274,546	1,371,084	5,349,347	7,994,977	1,176,682	1,382,554	5,718,680	8,277,916
Total net direct loans	116,794,321	15,061,264	4,468,683	136,324,268	115,112,826	14,893,046	5,199,466	135,205,338

At Credicorp, we separate renegotiated loans into two groups, focusing on operations that have suffered a significant increase in credit risk since their disbursement, which has generated modifications to the original loan agreement. Both groups are defined below:

-	Refinanced loans: are those loans that have undergone modifications in the initial loan agreement (term and interest rate), according to the accounting definition.

-
Renegotiated loans: are those loans for which, due to the pandemic during 2020 and 2021 and/or the Peruvian context of intense rain and social unrest during 2023, the SBS and other local regulators of the countries where Credicorp operates have established that certain benefits be granted, and that Credicorp has also voluntarily granted to its clients (grace periods, debt consolidation, etc.), which were not in the initial credit agreements.

Below is the amount of gross portfolio balance and allowance for loan losses for Credicorp’s renegotiated loans. The presentation is made for each of the two groups defined above and by opening the balances by stage. It should be noted that for the construction of the tables, the information of the three subsidiaries that concentrate more than 95.0 percent of the balance of renegotiated loans (BCP, Mibanco and BCB) has been considered.

As of December 31, 2024, and 2023, renegotiated loans, refinanced loans and their expected loss are composed as follows:

	2024		2023
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	89,847	5,961	56,439	1,445
Stage 2	60,494	9,968	41,380	5,984
Stage 3	2,059,690	971,741	2,288,349	1,018,911
Total	2,210,031	987,670	2,386,168	1,026,340

	2024		2023
	Renegotiated loans	Allowance for loan losses	Renegotiated loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	3,090,297	23,513	4,093,815	36,800
Stage 2	579,176	55,208	1,536,104	146,087
Stage 3	711,770	417,017	1,366,287	877,839
Total	4,381,243	495,738	6,996,206	1,060,726

The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2024					2023
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	5,028,223	1,643,883	1,686,829	1,459,095	9,818,030	6,100,142	1,468,747	1,802,572	1,546,685	10,918,146
Fair value of collateral	3,979,625	1,401,503	388,752	439,736	6,209,616	5,013,453	1,257,251	347,343	370,790	6,988,837
Allowance for loan losses	2,159,115	819,671	1,167,311	1,203,250	5,349,347	2,330,978	785,261	1,288,068	1,314,373	5,718,680

In addition, the breakdown of direct loans classified by maturity is shown below, according to the following criteria:

(i)	Current loans, which comprise those direct loans which do not currently have characteristics of delinquency, nor are they in default or stage 3, according to the rules of IFRS 9.
(ii)	Current but impaired loans, which comprise those direct loans which do not currently have characteristics of delinquency, but are in default or stage 3, according to IFRS 9.
(iii)
Loans with payment delay of one day or more but that are not past due according to our internal guidelines, which comprise those direct loans of customers who have failed to make a payment at its contractual maturity, that is, with at least one day past due. However, the days of delinquency are insufficient to be considered as past due under the Group’s internal criteria.

(iv)	Past due loans under internal criteria.

The total of the following reflects all overdue loans according to IFRS 7: (i) loans with payment delays of one day or more but that are not considered overdue under internal criteria and (ii) overdue loans under internal criteria.

	2024						2023
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	130,867,669	–	–	-	130,867,669	-	127,986,360	–	–	-	127,986,360	-
Past due but not impaired	–	–	3,189,089	444,457	3,633,546	3,633,546	-	–	4,067,581	511,167	4,578,748	4,578,748
Impaired debt	–	3,802,650	1,029,703	4,985,677	9,818,030	6,015,380	–	4,303,045	993,101	5,622,000	10,918,146	6,615,101
Total	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	9,648,926	127,986,360	4,303,045	5,060,682	6,133,167	143,483,254	11,193,849

The classification of direct loans by type of loan and type of maturity is shown below:

	2024					2023
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	70,812,359	2,256,618	1,220,408	2,632,230	76,921,615	69,089,495	2,901,367	1,662,457	3,167,083	76,820,402
Residential mortgage loans	22,270,753	573,359	1,456,906	791,039	25,092,057	21,543,100	484,375	1,405,344	744,099	24,176,918
Small business loans	20,260,194	328,229	779,402	1,410,308	22,778,133	19,591,337	333,213	978,265	1,522,935	22,425,750
Consumer loans	17,524,363	644,444	762,076	596,557	19,527,440	17,762,428	584,090	1,014,616	699,050	20,060,184
Total	130,867,669	3,802,650	4,218,792	5,430,134	144,319,245	127,986,360	4,303,045	5,060,682	6,133,167	143,483,254

Macroeconomic scenario -

The expected credit loss is a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic, which are calculated with macroeconomic projections provided by the Economic Studies team and approved by Senior Management. The local and international information flows available during the analysis period are used to feed the projections, which reflect the fact that Peru is a small and open economy, and in this context, approximately 60.0 percent of the volatility in economic growth is driven by external factors including terms of trade, the growth of Peru’s trading partners and external interest rates. Information is collected on each of these factors to build each scenario for the next three years.

The variables mentioned above, along with local variables (fiscal and monetary variables), are incorporated into the economic models. Two types of models are used:

(i)	Structural projection model.
(ii)	Financial programming model.

The first is a stochastic dynamic general equilibrium model, which is built with expectations. The second is constructed with the main identities of the national accounts in accordance with the financial programming methodology designed by the IMF (International Monetary Fund) and the methodologies used by a battery of econometric models.

Through this process, projections of GDP growth, inflation, exchange rate and other macroeconomic variables are obtained for the years 2025 and 2026. We expect GDP to grow around 2.8 percent in 2025, which is mainly explained by the following factors:

-	Terms of trade near record highs,
-	Controlled inflation and pick-up of employment and real wages,
-	Delayed effects of a less restrictive monetary policy stance,
-	Business expectations that have remained optimistic during the year,
-	Favorable profit distributions in 2025 that will boost consumption,
-	Non-performing loans in the retail-consumption segment that have started to fall gradually.

Extending the recovery phase will require: i) latching with medium- and long-term private investment decisions, ii) a limited effect of the pre-electoral environment given general elections in April 2026, and iii) a limited impact of the renewed trade and geopolitical tensions on the economy. For 2025 and 2026, probabilities of 50 percent, 25 percent and 25 percent were considered for the baseline, optimistic and pessimistic scenarios, respectively. The probabilities assigned to each scenario and the projections are validated through a fan chart analysis, which uses the likelihood function to identify and analyze:

i)	The central tendency of the projections.
ii)	The dispersion that is expected around this value.
iii)	The values that are higher or lower than the central value that are more or less probable.

The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios base, optimistic and pessimistic.

	2024	2023
	S/(000)	S/(000)

Carrying amount	8,378,895	8,645,945

Scenarios:
Optimistic	8,283,450	8,617,203
Base Case	8,369,849	8,654,612
Pessimistic	8,492,433	8,712,061

d)	Credit risk management on reverse repurchase agreements and securities borrowing -

Most of these operations are performed by Credicorp Capital. The Group has implemented credit limits for each counterparty and most of transactions are collateralized with investment grade financial instruments and financial instruments issued by Governments.

e)	Credit risk management on investments -

The Group evaluates the credit risk identified of each of the investments, disclosing the risk rating granted to them by a risk rating agency. For investments traded in Peru, risk ratings used are those provided by the three most prestigious Peruvian rating agencies (authorized by Peruvian regulator) and for investments traded abroad, the risk-ratings used are those provided by the three most prestigious international rating agencies.

In the event that any subsidiary uses a risk-rating prepared by any other risk rating agency, said risk-ratings are standardized with those provided by the above-mentioned institutions for consolidation purposes.

The following table shows the risk analysis of the investments provided by the institutions referred to above:

	2024		2023
	S/(000)%		S/(000)%
Instruments rated in Peru:
A- to A+	-	–	65,360	0.1
BBB- to BBB+	23,952,251	44.5	22,584,226	43.3
BB- to BB+	910,170	1.7	657,658	1.3
Lower and equal to +B	33,402	0.1	132,148	0.3
Unrated:
BCRP certificates of deposit	11,435,757	21.2	11,127,919	21.3
Listed and unlisted securities	158,620	0.3	312,648	0.6
Restricted mutual funds	307,225	0.6	334,162	0.6
Investment funds	835,689	1.6	651,307	1.2
Mutual funds	66,156	0.1	1,824	–
Other instruments	276,372	0.5	242,310	0.5
Subtotal	37,975,642	70.6	36,109,562	69.2

	2024		2023
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	442,467	0.8	1,007,270	1.9
AA- a AA+	2,562,695	4.7	2,447,819	4.7
A- to A+	2,720,507	5.1	2,709,151	5.2
BBB- to BBB+	4,904,951	9.1	4,273,210	8.2
BB- to BB+	2,608,610	4.8	2,045,242	3.9
Lower and equal to +B	60,822	0.1	673,757	1.3
Unrated:
Listed and unlisted securities	42,033	0.1	60,877	0.1
Mutual funds	556,001	1.0	1,104,724	2.1
Participations of RAL funds	432,503	0.8	145,414	0.3
Investment funds	566,267	1.1	547,719	1.0
Other instruments	953,360	1.8	1,090,783	2.1
Subtotal	15,850,216	29.4	16,105,966	30.8
Total	53,825,858	100.0	52,215,528	100.0

It is worth mentioning that the change in the risk-rating of the investments has had an impact on the measurement of the expected loss.

f)	Concentration of financial instruments exposed to credit risk -

As of December 31, 2024 and 2023, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2024					2023
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	44,599	–	36,640,462	11,435,757	48,120,818	192,666	–	23,642,580	10,935,253	34,770,499
Commerce	4,441	1,130	26,546,422	1,263,109	27,815,102	5,969	29	24,611,067	1,007,029	25,624,094
Financial services	2,181,025	633,527	18,345,088	4,196,687	25,356,327	3,409,897	73,182	14,499,904	3,900,949	21,883,932
Mortgage loans	–	–	24,165,038	–	24,165,038	–	–	23,395,049	–	23,395,049
Government and public administration	2,153,564	42,978	8,451,218	13,471,446	24,119,206	1,713,104	241,294	9,808,792	12,068,576	23,831,766
Manufacturing	157,215	81	21,260,811	1,918,004	23,336,111	195,981	78	22,857,640	1,925,973	24,979,672
Consumer loans	–	–	18,494,305	–	18,494,305	–	–	18,457,100	–	18,457,100
Communications, storage and transportation	25,331	254,562	9,928,424	991,194	11,199,511	69,371	495,995	8,592,952	957,512	10,115,830
Electricity, gas and water	109,673	87	5,917,891	2,245,021	8,272,672	134,229	83	4,642,005	4,056,334	8,832,651
Real estate and leasing	163,867	–	4,872,017	2,408	5,038,292	67,209	–	8,989,709	3,248	9,060,166
Agriculture	3,995	–	4,610,164	8,034	4,622,193	3,699	–	4,569,647	15,808	4,589,154
Mining	5,563	–	3,670,102	226,845	3,902,510	9,399	–	3,755,224	155,708	3,920,331
Construction	3,901	–	2,924,805	390,071	3,318,777	3,336	–	3,284,049	415,280	3,702,665
Education, health and others	390,150	10	1,736,113	844,135	2,970,408	113,028	271	1,490,560	814,761	2,418,620
Hotels and restaurants	–	–	2,570,704	–	2,570,704	–	–	2,480,313	–	2,480,313
Fishing	4	–	669,274	–	669,278	139	–	658,316	–	658,455
Insurance	3,252	–	133,086	–	136,338	5,138	–	88,947	193	94,278
Community services and others	373,554	359	8,254,825	3,149,927	11,778,665	47,159	–	8,889,807	787,316	9,724,282
Total	5,620,134	932,734	199,190,749	40,142,638	245,886,255	5,970,324	810,932	184,713,661	37,043,940	228,538,857

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

As of December 31, 2024 and 2023 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2024					2023
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

America
Peru	1,893,544	3,593	175,089,699	27,879,813	204,866,649	1,601,757	1,333	163,235,790	25,099,606	189,938,486
Bolivia	835,594	–	11,850,504	801,894	13,487,992	550,271	–	11,609,164	861,246	13,020,681
United States of America	757,151	845,577	3,228,496	7,360,645	12,191,869	736,813	339,619	2,464,455	7,260,134	10,801,021
Colombia	1,218,708	–	3,560,497	793,612	5,572,817	1,692,862	–	3,939,155	796,126	6,428,143
Chile	300,827	–	2,224,616	626,907	3,152,350	310,247	–	1,629,984	590,346	2,530,577
Brazil	9,037	–	1,632,544	268,174	1,909,755	11,837	–	121,301	168,426	301,564
Mexico	55,729	–	183,334	467,970	707,033	14,040	–	195,420	396,581	606,041
Panama	43,748	–	359,932	229,945	633,625	4,166	–	389,002	68,364	461,532
Canada	5,608	–	108,618	149,235	263,461	31,772	–	29,760	92,571	154,103
Europe:
United Kingdom	191,072	–	10,498	249,702	451,272	64,738	–	53,576	266,628	384,942
France	113,112	–	17,305	120,194	250,611	168,648	–	9,569	136,787	315,004
Spain	13,561	–	6,755	228,626	248,942	23,356	–	14,721	198,504	236,581
Luxembourg	77,777	–	7,474	2,961	88,212	617,676	–	7,020	–	624,696
Switzerland	–	–	1,616	47,974	49,590	4,705	–	166	32,121	36,992
Netherlands	–	–	728	35,014	35,742	–	–	2,247	40,112	42,359
Others in Europe	79,762	–	190,632	75,014	345,408	74,709	–	293,096	92,726	460,531
Others	24,904	83,564	717,501	804,958	1,630,927	62,727	469,980	719,235	943,662	2,195,604
Total	5,620,134	932,734	199,190,749	40,142,638	245,886,255	5,970,324	810,932	184,713,661	37,043,940	228,538,857

(*)	It includes non-trading investments that did not pass SPPI test.

(**)	OCI: Other comprehensive income.

g)	Offsetting financial assets and liabilities -

The Group has financial assets and liabilities that:

-	Are offset in the Group’s consolidated statement of financial position; or

-
Are subject to an enforceable master netting agreement or similar agreement covering similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position.

Similar agreements include derivative clearing agreements, master repurchase agreements, and master securities lending agreements. Similar financial instruments include derivatives, accounts receivable from reverse repurchase agreements and securities borrowing, payables from repurchase agreements and securities lending and other financial assets and liabilities. Financial instruments such as loans and deposits are not disclosed in the tables below because they are not offset in the consolidated statement of financial position.

The offsetting framework contract issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master offsetting arrangements do not meet the criteria for offsetting in the statement of financial position, because said agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle said instruments on a net basis or to realize the assets and settle the liabilities simultaneously.

The Group receives and gives collateral in the form of cash and trading securities in respect of the following transactions:

-	Derivatives,
-	Accounts receivable from reverse repurchase agreements and securities borrowing;
-	Payables from repurchase agreements and securities lending; and
-	Other financial assets and liabilities

Such collateral adheres to standard industry terms including, when appropriate, an ISDA Credit Support Annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction must be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions upon the counterparty’s failure to return the respective collateral.

Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2024
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	904,791	904,791	(310,932)	(37,615)	556,244
Cash collateral, reverse repurchase agreements and securities borrowing	1,033,177	1,033,177	–	(19,151)	1,014,026
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	6,997,811	6,997,811	(6,159,186)	–	838,625
Total	8,935,779	8,935,779	(6,470,118)	(56,766)	2,408,895

	2023
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	987,663	987,663	(234,550)	(139,833)	613,280
Cash collateral, reverse repurchase agreements and securities borrowing	1,410,647	1,410,647	–	(16,924)	1,393,723
Available-for-sale and held-to-maturity investments pledged as collateral	6,533,959	6,533,959	(5,496,964)	–	1,036,995
Total	8,932,269	8,932,269	(5,731,514)	(156,757)	3,043,998

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2024
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	819,473	819,473	(310,932)	(1,115,338)	(606,797)
Payables on repurchase agreements and securites lending	9,060,710	9,060,710	(6,692,254)	(362,723)	2,005,733
Total	9,880,183	9,880,183	(7,003,186)	(1,478,061)	1,398,936

	2023
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	891,999	891,999	(234,550)	(170,998)	486,451
Payables on repurchase agreements and securites lending	10,168,427	10,168,427	(7,566,773)	(607,639)	1,994,015
Total	11,060,426	11,060,426	(7,801,323)	(778,637)	2,480,466

The gross amounts of financial assets and liabilities disclosed in the above tables have been measured in the consolidated statement of financial position on the following basis:

-	Derivative assets and liabilities are measured at fair value.

-	Accounts receivable from resale agreements and securities financing and accounts payable from repurchase agreements and securities lending are measured at amortized cost.

The amounts detailed in the tables above for derivatives presented in other assets, Note 12(c), accounts receivable under resale agreements and securities financing, accounts payable under repurchase agreements and securities lending are financial instruments outside the scope of the offsetting disclosures.

30.2	Market risk -

The Group has exposure to market risk, which is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks arise from open positions in interest rates, currency, commodities, and equity products; all of which are exposed to general and specific market movements and changes in the level of volatility of prices such as interest rates, credit spreads, foreign exchange rates and equity prices. Due to the order of the Group’s current activities, commodity price risk has not been approved, so this type of instrument is not agreed.

The Group separates exposures to market risk in two groups: (i) those that arise from value fluctuation of trading portfolios recognized at fair value through profit or loss due to movements of market rates or prices (Trading Book) and (ii) those that arise from changes in the structural positions of non-trading portfolios due to movements of the interest rates, prices and foreign exchange ratios (Banking Book) and that are recorded at amortized cost and at fair value with changes in other comprehensive income, this is due to movements in interest rates, prices and currency exchange rates.

The risks that trading portfolios face are managed through Value at Risk (VaR) historical simulation techniques; while non-trading portfolios (Banking Book) are monitored using rate sensitivity metrics, which are a part of Asset and Liability Management (ALM).

a)	Trading Book –

The trading book is characterized for having liquid positions in stocks, bonds, foreign currencies, and derivatives, arising from market-making transactions where the Group acts as principal with the clients or with the market. This portfolio includes investments and derivatives classified by Management as held for trading.

(i)	Value at Risk (VaR) –

The Group applies the VaR approach to its trading portfolio to estimate the market risk of the main positions held and the maximum losses that are expected, based upon a number of assumptions for various changes in market conditions and considering the risk appetite of the subsidiary.

Daily calculation of VaR is a statistically based estimate of the maximum potential loss on the current portfolio from adverse market movements.

VaR expresses the “maximum” amount the Group might lose, but only to a certain level of confidence (99.0 percent). There is therefore a specified statistical probability (1.0 percent) that actual loss could be greater than the VaR estimate. The VaR model assumes a certain “holding period” until positions can be closed (1 - 10 days).

The time horizon used to calculate VaR is one day; however, the one-day VAR is amplified to a 10-day time frame and calculated multiplying the one-day VaR by the square root of 10. This adjustment will be accurate only if the changes in the portfolio in the following days have a normal distribution independent and identically distributed; because of that, the result is multiplied by a non-normality adjustment factor. The limits and consumptions of the VaR are established on the basis of the risk appetite and the trading strategies of each subsidiary.

The evaluation of the movements of the trading portfolio has been based on annual historical information and 115 market risk factors, which are detailed following: 30 market curves, 43 stock prices, 40 mutual fund values and 2 series of volatility. The Group directly applies these historical changes in rates to each position in its current portfolio (method known as historical simulation).

The Group Management considers that the market risk factors, incorporated in their VaR model, are adequate to measure the market risk to which its trading portfolio is exposed.

The use of this approach does not prevent losses outside of these limits in the event of more significant market movements. Losses exceeding the VaR figure may occur, on average under normal market conditions, not more than once every hundred days.

VaR limits have been established to control and keep track of all the risks taken. These risks arise from the size of the positions and/or the volatility of the risk factors embedded in each financial instrument. Regular reports are prepared for the Treasury Risk Committee and ALM, the Risk Management Committee and Senior Management.

VaR results are used to generate economic capital estimates by market risk, which are periodically monitored and are part of the overall risk appetite of each subsidiary. Furthermore, at Group level, there is also a limit to the risk appetite of the trading portfolio, which is monitored and informed to the Treasury Risks and ALM Corporate Committee.

In VaR calculation, the effects of the exchange rate are not included because said effects are measured in the net monetary position, see Note 30.2(b)(ii).

The Group’s VaR is within the risk appetite limits established by the Risk Management of each subsidiary.

As of December 31, 2024 and 2023, the Group’s VaR by risk type is as follows:

	2024	2023
	S/(000)	S/(000)

Interest rate risk	29,138	29,399
Price risk	933	5,291
Volatility risk	462	20
Diversification effect	(1,685)	(5,850)
Consolidated VaR by type of risk	28,848	28,860

On the other hand, those instruments that are accounted for at fair value through profit or loss and that are not intended for trading are included in the rate and price sensitivity analysis in the following section. See table of earnings sensitivity at risk, net economic value and price sensitivity.

b)	Banking Book –

The non-trading portfolios or, belonging to the banking book (“banking book”), are exposed to different risks, since they are sensitive to movements in market rates, which may result in a negative impact on the value of the assets. with respect to its liabilities, and therefore, in its net worth.

(i)	Interest rate risk –

The Banking Book-related interest rate risk arises from eventual changes in interest rates that may adversely affect the expected gains (risk gains) or market value of financial assets and liabilities reported on the balance sheet (net economic value). The Group assumes the exposure to the interest rate risk that may affect their fair value as well as the cash flow risk of future assets and liabilities.

The Risk Committee sets the guidelines regarding the level of unmatched repricing of interest rates that can be tolerated, which is periodically monitored through ALCO.

Corporate policies include guidelines for the management of the Group’s exposure to the interest rate risk. These guidelines are implemented considering the features of each segment of business in which the Group entities operate.

In this regard, Group companies that are exposed to the interest rate risk are those that have yields based on interest, such as credits, investments and technical reserves. Interest rate risk management in Banco de Crédito del Perú, Banco de Crédito de Bolivia, Mibanco - Banco de la Microempresa, Mibanco - Banco de la Microempresa de Colombia, ASB Bank Corp and Pacífico Seguros, is carried out by performing a repricing gap analysis, sensitivity analysis of the financial margin (GER) and sensitivity analysis of the net economic value (VEN). These calculations consider different rate shocks, which are generated through different scenario simulations and consider periods of high volatility.

Repricing gap analysis (Repricing Gap)

The purpose of the repricing gap analysis is to measure the exposure to interest rate risk by repricing terms, grouping both on-balance sheet and off-balance sheet assets and liabilities. This makes it possible to identify those tranches in which rate variations would have a potential impact.

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2024
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	35,573,543	1,085,329	1,609,783	2,012,826	2,342,288	6,064,604	48,688,373
Investments	1,548,776	3,604,634	10,192,970	12,690,421	20,926,450	147,264	49,110,515
Loans, net	19,023,450	17,337,262	40,333,482	46,077,476	16,239,454	(1,273,828)	137,737,296
Financial assets designated at fair value through or loss	–	–	–	–	–	932,734	932,734
Reinsurance contract assets	841,170	–	–	–	–	–	841,170
Other assets (*)	110,454	–	–	–	74,073	3,675,254	3,859,781
Total assets	57,097,393	22,027,225	52,136,235	60,780,723	39,582,265	9,546,028	241,169,869

Liabilities
Deposits and obligations	30,965,685	20,248,915	35,585,502	47,713,442	26,875,898	452,624	161,842,066
Payables from repurchase agreements and securities lending	3,371,128	6,893,979	4,410,854	1,749,262	3,074,502	315,370	19,815,095
Insurance contract liability	121,965	189,997	582,662	2,149,411	7,271,617	3,106,633	13,422,285
Financial liabilities at fair value through profit or loss	–	–	–	–	–	151,485	151,485
Bonds and Notes issued	2,913,005	2,108,291	3,977,975	5,284,838	2,787,909	196,425	17,268,443
Other liabilities (**)	442,572	–	–	4	101,587	5,220,609	5,764,772
Equity	–	–	–	–	–	34,977,234	34,977,234
Total liabilities and equity	37,814,355	29,441,182	44,556,993	56,896,957	40,111,513	44,420,380	253,241,380

Off-balance-sheet accounts
Derivative financial assets	865,949	508,140	592,591	564,599	–	–	2,531,279
Derivative financial liabilities	1,382,049	112,920	354,289	658,699	–	–	2,507,957
	(516,100)	395,220	238,302	(94,100)	–	–	23,322
Marginal gap	18,766,938	(7,018,737)	7,817,544	3,789,666	(529,248)	(34,874,352)	(12,048,189)
Accumulated gap	18,766,938	11,748,201	19,565,745	23,355,411	22,826,163	(12,048,189)	–

(*) Made up of financial assets and bank acceptances without considering accounts receivable for trading derivatives.

(**) Made up of financial liabilities and bank acceptances without considering accounts payable for trading derivatives.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2023
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	13,900,784	1,707,822	3,050,481	8,674,709	273,214	7,734,585	35,341,595
Investment	1,331,553	4,489,604	9,475,564	12,827,007	18,773,061	336,078	47,232,867
Loans, net	19,650,760	16,975,402	38,874,328	46,963,496	14,420,760	(186,611)	136,698,135
Financial assets designated at fair value through profit or loss	–	–	–	–	–	810,932	810,932
Reinsurance contract assets	872,046	–	–	–	–	–	872,046
Other assets (*)	143,214	7,053	31,753	–	–	2,381,135	2,563,155
Total assets	35,898,357	23,179,881	51,432,126	68,465,212	33,467,035	11,076,119	223,518,730

Liabilities
Deposits and obligations	40,740,255	16,793,946	22,762,047	57,611,088	8,418,281	1,379,377	147,704,994
Payables from repurchase agreements and securities lending	5,987,961	6,344,769	3,477,433	3,238,356	3,026,066	372,523	22,447,108
Insurance contract liability	116,515	178,525	496,768	1,862,006	6,822,694	2,841,625	12,318,133
Financial liabilities at fair value through profit or loss	–	–	–	–	–	641,915	641,915
Bonds and Notes issued	81,635	94,831	5,711,424	7,944,189	603,511	159,195	14,594,785
Other liabilities (**)	497,682	–	2,046	–	–	4,546,082	5,045,810
Equity	–	–	–	–	–	33,107,065	33,107,065
Total liabilities and equity	47,424,048	23,412,071	32,449,718	70,655,639	18,870,552	43,047,782	235,859,810

Off-balance-sheet accounts
Derivative financial assets	72,943	–	676,380	–	–	–	749,323
Derivative financial liabilities	630,109	401,730	54,849	1,936,331	–	–	3,023,019
	(557,166)	(401,730)	621,531	(1,936,331)	–	–	(2,273,696)
Marginal gap	(12,082,857)	(633,920)	19,603,939	(4,126,758)	14,596,483	(31,971,663)	(14,614,776)
Accumulated gap	(12,082,857)	(12,716,777)	6,887,162	2,760,404	17,356,887	(14,614,776)	–

(*) Made up of financial assets and bank acceptances without considering accounts receivable for trading derivatives.
(**) Made up of financial liabilities and bank acceptances without considering accounts payable for trading derivatives.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

Sensitivity to changes in interest rates -

The sensitivity analysis of a reasonable possible change in interest rates on the banking book comprises an assessment of the sensitivity of the financial margins that seeks to measure the potential changes in the interest accruals over a period of time and the expected movement of the interest rate curves, as well as the sensitivity of the net economic value, which is a long-term metric measured as the difference arising between the Net Economic Value of assets and liabilities before and after a variation in interest rates.

The sensitivity of the financial margin is the effect of the assumed changes in interest rates on the net financial interest income before income tax and non-controlling interest for one year, based on non-trading financial assets and financial liabilities held as of December 31, 2024 and 2023, including the effect of derivative instruments.

The sensitivity of the Net Economic Value is calculated by reassessing the financial assets and liabilities sensitive to rates, except for the trading instruments, including the effect of any associated hedge, and derivative instruments designated as a cash flow hedge. Regarding rate risk management, no distinction is made by accounting category for the investments that are considered in these calculations.

The results of the sensitivity analysis regarding changes in interest rates at December 31, 2024 and 2023 are presented below:

2024
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	30,754	-/+	425,783
Soles	+/-	75	+/-	46,132	-/+	638,675
Soles	+/-	100	+/-	61,509	-/+	851,567
Soles	+/-	150	+/-	92,263	-/+	1,277,350
U.S. Dollar	+/-	50	+/-	134,532	+/-	191,211
U.S. Dollar	+/-	75	+/-	201,798	+/-	286,816
U.S. Dollar	+/-	100	+/-	269,064	+/-	382,421
U.S. Dollar	+/-	150	+/-	403,595	+/-	573,632

2023
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	15,052	-/+	511,851
Soles	+/-	75	+/-	22,578	-/+	767,776
Soles	+/-	100	+/-	30,104	-/+	1,023,702
Soles	+/-	150	+/-	45,156	-/+	1,535,553
U.S. Dollar	+/-	50	+/-	48,060	+/-	119,342
U.S. Dollar	+/-	75	+/-	72,090	+/-	179,013
U.S. Dollar	+/-	100	+/-	96,120	+/-	238,684
U.S. Dollar	+/-	150	+/-	144,180	+/-	358,026

The interest rate sensitivities set out in the table above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected yield curve scenarios and the Group’s current interest rate risk profile. This effect, however, does not incorporate actions that would be taken by Management to mitigate the impact of this interest rate risk.

The Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The projections above also assume that the interest rate of all maturities moves by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged.

As of December 31, 2024 and 2023, investments in equity securities and funds that are non-trading, recorded at fair value through other comprehensive income and at fair value through profit or loss, respectively, are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10.0, 25.0 and 30.0 percent of changes in market prices is conducted to these price-sensitivity securities.

The market price sensitivity tests as of December 31, 2024 and 2023 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2024	2023
	%	S/(000)	S/(000)

Equity securities	+/-10	14,726	33,480
Equity securities	+/-25	36,816	83,700
Equity securities	+/-30	44,179	100,440

Funds
Measured at fair value through profit or loss	Change in market prices	2024	2023
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	62,216	108,747
Participation in mutual funds	+/-25	155,539	271,867
Participation in mutual funds	+/-30	186,647	326,241
Restricted mutual funds	+/-10	31,820	33,416
Restricted mutual funds	+/-25	79,549	83,541
Restricted mutual funds	+/-30	95,459	100,249
Participation in RAL funds	+/-10	43,250	14,541
Participation in RAL funds	+/-25	108,126	36,354
Participation in RAL funds	+/-30	129,751	43,624
Investment funds	+/-10	140,196	118,071
Investment funds	+/-25	350,489	295,178
Investment funds	+/-30	420,587	354,214
Hedge funds	+/-10	32	29
Hedge funds	+/-25	81	73
Hedge funds	+/-30	97	87
Exchange Trade Funds	+/-10	3,931	2,958
Exchange Trade Funds	+/-25	9,827	7,396
Exchange Trade Funds	+/-30	11,793	8,875

(ii) Foreign currency exchange risk –

The Group is exposed to fluctuations in foreign currency exchange rates, which impact net open monetary positions and equity positions in a different currency than the group’s functional currency.

The group’s monetary position is made up of the net open position of monetary assets, monetary liabilities and off-balance sheet items expressed in foreign currency for which the entity itself assumes the risk; as well as the equity position generated by the investment in the group’s subsidiaries whose functional currency is different from soles. In the first case, any appreciation/depreciation of the foreign currency would affect the consolidated income statement, on the contrary, in the case of the equity position, any appreciation/depreciation of the foreign currency will be recognized in other comprehensive income.

The Group manages foreign currency exchange risk, which affects the income statement, by monitoring and controlling currency positions exposed to movements in exchange rates. The market risk units of each subsidiary establish limits for said positions, which are approved by their own committees, and monitor and follow up the limits considering their foreign exchange trading positions, their most structural foreign exchange positions, as well as their sensitivities. Additionally, there is a monetary position limit at the Credicorp level, which is monitored and reported to the Group’s Risk Committee.

On the other hand, the Group manages foreign currency exchange risk whose fluctuation is recognized in other comprehensive income, monitoring and controlling equity positions and their sensitivities, which are reported to the Group’s Risk Committee.

Net foreign exchange gains/losses recognized in the consolidated statement of income are disclosed in the following items:

-	Net gain on foreign exchange transactions,
-	Net gain on derivatives held for trading,
-	Exchange difference result.

As of December 31, 2024, the foreign currency in which the Group has the greatest exposure is the U.S. Dollar. The free market-exchange rate for purchase and sale transactions of each U.S. Dollar as of December 31, 2024 was S/3.764 ( S/3.709 as of December 31, 2023).

Foreign currency transactions are made at market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2024 and 2023, the net open monetary position with effect on results and the equity position of the Group was as follows:

	2024			2023
	U.S. Dollar	Other currencies	Total	U.S. Dollar	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	93,696,321	435,107	94,131,428	77,387,709	495,553	77,883,262
Total monetary liabilities	(86,859,546)	(104,858)	(86,964,404)	(79,779,686)	(102,500)	(79,882,186)
	6,836,775	330,249	7,167,024	(2,391,977)	393,053	(1,998,924)

Total position in currency derivatives	(6,142,485)	144,889	(5,997,596)	2,622,188	(369,458)	2,252,730

Net monetary position with effect on consolidated statement of income	694,290	475,138	1,169,428	230,211	23,595	253,806

Net monetary position with effect on equity	754,769	2,291,428	3,046,197	904,434	2,204,984	3,109,418

Net monetary position	1,449,059	2,766,566	4,215,625	1,134,645	2,228,579	3,363,224

As of December 31, 2024, the monetary position with effect on equity in other currencies consists mainly of the equity of subsidiaries in Bolivian pesos for S/962.7 million, in Colombian pesos for S/901.3 million, in Chilean pesos for S/425.7 million, among other minor amounts. As of December 31, 2023, the monetary position with effect on equity was in Bolivian pesos S/860.3 million, in Colombian pesos S/961.9 million, in Chilean pesos S/380.9 million, among other minor items.

The following tables show the sensitivity analysis of the main currencies to which the Group is exposed, and which affect the consolidated income statement and other comprehensive income as of December 31, 2024 and 2023.

The analysis determines the effect of a reasonably possible variation of the exchange rate against the sun for each of the currencies independently, considering all other variables constant. A negative amount shows a potential net reduction in the consolidated income statement and other comprehensive income, while a positive amount reflects a potential increase.

The sensitivity analysis of the foreign currency position with an effect on the consolidated income statement as of December 31, 2024 and December 31, 2023 is shown below, with the U.S. Dollar as the main currency of exposure:

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to U.S. Dollar	5	33,061	10,962
Soles in relation to U.S. Dollar	10	63,117	20,928

Appreciation -
Soles in relation to U.S. Dollar	5	(36,542)	(12,116)
Soles in relation to U.S. Dollar	10	(77,143)	(25,579)

The following is a sensitivity analysis of the foreign exchange position with effect on the consolidated statement of comprehensive income, with the U.S. Dollar, Boliviano, Colombian peso and Chilean peso as the main currencies of exposure. This analysis is shown as of December 31, 2024 and 2023:
Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to U.S. Dollar	5	35,941	43,377
Soles in relation to U.S. Dollar	10	68,615	82,812

Appreciation -
Soles in relation to U.S. Dollar	5	(39,725)	(47,944)
Soles in relation to U.S. Dollar	10	(83,863)	(101,214)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Boliviano	5	45,842	40,969
Soles in relation to Boliviano	10	87,516	78,214

Appreciation -
Soles in relation to Boliviano	5	(50,667)	(45,282)
Soles in relation to Boliviano	10	(106,964)	(95,595)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Colombian Peso	5	42,919	45,804
Soles in relation to Colombian Peso	10	81,936	87,444

Appreciation -
Soles in relation to Colombian Peso	5	(47,437)	(50,626)
Soles in relation to Colombian Peso	10	(100,144)	(106,876)

Currency rate sensibility	Change in currency rates	2024	2023
	%	S/000	S/000
Depreciation -
Soles in relation to Chilean Peso	5	20,272	18,136
Soles in relation to Chilean Peso	10	38,702	34,624

Appreciation -
Soles in relation to Chilean Peso	5	(22,406)	(20,046)
Soles in relation to Chilean Peso	10	(47,302)	(42,318)

30.3	Liquidity risk

Liquidity risk is the risk that the Group is unable to meet its short-term payment obligations associated with its financial liabilities when they fall due and to replace funds when they are withdrawn. In this sense, the company that is facing a liquidity crisis would be failing to comply with the obligations to pay depositors and with commitments to lend or satisfy other operational cash needs.

The Group is exposed to daily cash requirements, interbank deposits, current accounts, time deposits, use of loans, guarantees and other requirements. The Management of the Group’s subsidiaries establishes limits for the minimum funds amount available to cover such cash withdrawals and on the minimum level of inter-bank and other borrowing facilities that should be in place to cover withdrawals at unexpected levels of demand. Sources of liquidity are regularly reviewed by the corresponding risk teams to maintain a wide diversification by currency, geography, type of funding, provider, producer and term.

The procedure to control the mismatching of the maturities and interest rates of assets and liabilities is fundamental to the management of the Group. It is unusual for banks to be completely matched, as transacted business is often based on uncertain terms and of different types. An unmatched position potentially enhances profitability, but also increases liquidity risk, which generates exposure to potential losses.

Maturities of assets and liabilities and the ability to replace them, at an acceptable cost are important factors in assessing the liquidity of the Group.

A mismatch, in maturity of long-term illiquid assets against short-term liabilities, exposes the consolidated statement of financial position to risks related both to rollover and to interest rates. If liquid assets do not cover maturing debts, an consolidated statement of financial position is vulnerable to a rollover risk. Furthermore, a sharp increase in interest rates can dramatically increase the cost of rolling over short-term liabilities, leading to a rapid increase in debt cost. The contractual-maturity gap report is useful in showing liquidity characteristics.

Corporate policies have been implemented for liquidity risk management by the Group. These policies are consistent with the particular characteristics of each operating segment in which each of the Group companies operate. Risk Management heads set up limits and autonomy models to determine the adequate liquidity indicators to be managed.

Commercial banking and Microfinance:

Liquidity risk exposure in Banco de Crédito del Perú, Banco de Crédito de Bolivia, MiBanco – Banco de la Microempresa and MiBanco - Banco de la Microempresa de Colombia is based on indicators such as the Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) which measures the amount of liquid assets available to meet cash outflows needs within a given stress scenario for a period of 30 days and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym), which is intended to guarantee that long-term assets are financed at least with a minimum number of stable liabilities within a prolonged liquidity crisis scenario and works as a minimum compliance mechanism that supplements the RCLI. The core limits of these indicators are 100.0 percent, and any excess are presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Insurances and Pensions:

Insurances: Liquidity risk management in Pacífico Seguros follows a particular approach given the nature of the business. For annually renewable businesses, mainly general insurance, the emphasis of liquidity is focused on the quick availability of resources in the event of a systemic event (e.g. earthquake); for this purpose, there are minimum investment indicators in place relating to local cash/time deposits and foreign fixed-income instruments of high quality and liquidity.

On the long-term business side (life insurance), given the nature of the products offered and the contractual relationship with customers (the liquidity risk is not material); the emphasis is on maintaining sufficient flow of assets and matching their maturities with maturities of liabilities; for this purpose there are indicators that measure the asset/liability sufficiency and adequacy as well as calculations or economic capital subject to interest rate risk, this last under the methodology of Credicorp.

Pensions: Liquidity risk management in AFP Prima is carried out in a differentiated manner between the fund administrator and the funds being managed. Liquidity management regarding the fund administrator is focused on hedge meeting periodic operating expense needs, which are supported with the collection of commissions. The fund administering entity does not record unexpected outflows of liquidity.

Investment banking:

Liquidity risk in Credicorp Capital Ltd and Subsidiaries principally affects the security brokerage. In managing this risk, limits of use of liquidity have been established as well as mismatching by dealing desk; follow-up on liquidity is performed on a daily basis for a short-term horizon covering the coming settlements. If short-term unmatched maturities are identified, repos are used. On the other hand, structural liquidity risk of Credicorp Capital is not significant given the low levels of debt, which is monitored regularly using financial planning tools.

In the case of ASB Bank Corp., the risk liquidity management performs through indicators such as Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym) with the core limits of 100.0 percent and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Companies perform a liquidity risk management using the liquidity Gap or contractual maturity Gap.

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2024						2023
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	48,594,583	26,281,483	65,297,685	87,773,303	54,682,216	282,629,270	38,552,719	26,270,643	60,976,000	92,329,896	47,960,945	266,090,203

Financial liabilities by type -
Deposits and obligations	30,985,483	20,512,659	40,067,393	45,138,302	26,735,551	163,439,388	42,289,107	18,369,890	26,491,876	55,511,772	9,275,728	151,938,373
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	3,697,052	5,382,691	4,441,442	4,079,266	3,918,189	21,518,640	6,048,623	2,581,452	5,994,505	5,749,977	3,901,739	24,276,296

Financial liabilities designated at fair value through profit or loss	151,485	–	–	–	–	151,485	641,915	–	–	–	–	641,915
Bonds and notes issued	3,185,435	2,213,666	4,260,484	6,629,122	3,062,721	19,351,428	214,609	188,158	5,624,264	7,492,224	579,266	14,098,521
Lease liabilities	31,147	33,499	93,536	229,166	104,285	491,633	30,710	33,118	89,984	256,960	102,344	513,116
Other liabilities	4,086,668	297,762	234,627	27,317	1,921,410	6,567,784	3,646,610	358,303	241,182	8,484	1,636,332	5,890,911
Total liabilities	42,137,270	28,440,277	49,097,482	56,103,173	35,742,156	211,520,358	52,871,574	21,530,921	38,441,811	69,019,417	15,495,409	197,359,132

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	1,960,811	3,420,416	4,858,373	1,013,090	20,320	11,273,010	961,788	1,059,625	3,153,643	1,394,394	30,653	6,600,103
Contractual amounts payable (outflows)	1,955,324	3,416,357	4,877,328	1,034,592	21,027	11,304,628	939,961	1,053,036	3,185,326	1,329,268	28,899	6,536,490
Total liabilities	5,487	4,059	(18,955)	(21,502)	(707)	(31,618)	21,827	6,589	(31,683)	65,126	1,754	63,613

30.4	Non-financial risk -

A non-financial risk (NFR) is broadly defined by exclusion, encompassing any risk other than financial market, credit and liquidity risks. NFR may have substantial negative strategic, commercial, economic and/or reputational implications. They include operational risks as defined by Basel’s seven types of operational risk events, as well as other significant risks such as technology, cyber, conduct, model, compliance, strategic and third-party risks.

The management of non-financial risks has become increasingly challenging due to the added complexity of rapid technological advancements, extensive process automation, greater reliance on systems rather than people, and transformational processes. These changes in the way financial institutions operate have led to new risk exposures, including attacks affecting the Group’s services, data theft and online fraud.

30.5	Operational risk -

Operational risk is the possibility of incurring losses due to inadequate processes, human error, information technology failures, third party relationships or external events. These risks can result in financial losses and have legal or regulatory compliance consequences, but they exclude strategic or reputational risk (except for companies under Colombian regulations, where reputational risk is included in operational risk).

Operational risks are categorized into internal fraud, external fraud, labor relations and job security, customer relations, business products and practices, damage to material assets, business and systems interruption, and failures in process, execution, delivery and management.

One of the Group’s pillars is to cultivate an efficient risk culture. To achieve this, it records operational risks and their respective process controls. The risk map allows for the monitoring, prioritization and proposed treatment of these risks according to established governance. Additionally, the Group actively manages cybersecurity and fraud prevention, aligning with best international practices.

The business continuity management system enables the establishment, implementation, operation, monitoring, review, maintenance, and improvement of business continuity based on best practices and regulatory requirements. The Group implements recovery strategies for resources that support critical products and services, which are periodically tested to measure the effectiveness of these strategies.

In managing operational risk, cybersecurity, fraud prevention and business continuity, corporate guidelines are utilized, methodologies and best practices are shared among the Group’s companies.

We also have recovery mechanisms for the materialization of operational risks, primarily through insurance policies contracted for all Credicorp Group companies in the international market. These policies cover losses due to fraud events, professional liability, cyber risks, and directors’ liability. Additionally, we have insurance policies individually contracted by Credicorp companies in the local market that cover losses due to material damage to physical assets and civil liability.

30.6	Cybersecurity -

Credicorp directs its efforts towards cost-efficient strategies to minimize the exposure to cybersecurity risk. To this end, it implements different levels of controls adapted to the different areas and potentially vulnerable companies. In addition, it maintains a significant investment program that ensures the availability of technologies and processes necessary to protect the Group’s operations and assets.

Within the framework of cybersecurity governance, the Group has a Credicorp CISO and a corporate team dedicated to ensuring the implementation and compliance of the cybersecurity strategy in all companies. A corporate strategy and plan has been established that includes implementation priorities and improvements, adapted to the different realities of the companies. These lines of work comprise the Cybersecurity Strategy, which is constantly reviewed considering the global scenario, risk profile, standards, frameworks and regulations, with the aim of ensuring business continuity, resilience and data privacy. In addition, a robust cybersecurity framework is adopted that allows adjusting cybersecurity controls for each Group company, managing and remediating vulnerabilities in an early and timely manner.

The Group also has an awareness and continuous training program for its employees, fostering a culture of cybersecurity awareness in all companies. In addition, cybersecurity indicators are used to ensure alignment between operations and the Group’s business strategy.

Group companies have third-party governance policies in place, which establish the security requirements to be met by service providers, compliance with which is mandatory.

Finally, asset information security management is carried out through a systematic process, documented and known throughout the organization, following best practices and regulatory requirements. Guidelines based on policies and procedures are designed and developed to guarantee the availability, confidentiality and integrity of the information.

30.7	Corporate Security and Cybercrime -

As part of the management of non-financial risks, the Corporate Security & Cyber Crime operational center is responsible for detecting and responding to fraud cybercrime and security incidents.

These tasks are carried out by teams specialized in transactional monitoring, investigations, cybercrime, electronic security, disaster risk management and strategic intelligence activities, including social conflicts, which safeguard the security of the organization’s employees, customers, suppliers and organization assets.

To this end, the strategy designed includes the use of state-of-the-art technological tools in monitoring platforms, digital video surveillance and advanced risk profile analysis models, among others. Likewise, we have highly specialized and trained talent on these fronts that allows the appropriate use of artificial intelligence, electronics, advanced analytics and “cyber forensic” achieving high standards of efficiency.

Finally, the Group contributes to the security of the Financial System through union activities that it develops at the local level in the Association of Banks of Peru (ASBANC) and at the Latin American level in the Committee of Security Experts of the Latin American Federation of Banks (FELABAN the Spanish acronym).

30.8	Model Risk -

The Group uses models for different purposes such as credit admission, capital calculation, behavior, provisions, market risk, liquidity, among others.

Model risk is defined as the probability of loss resulting from decisions (credit, market, among others) based on the use of poorly designed and/or poorly implemented models. The sources that generate this risk are mainly: deficiencies in data, errors in the model (from design to implementation), use of the model.

The management of model risk is proportional to the importance of each model. In this sense, a concept of “tiering” (measurement system that orders the models depending to the importance according to the impact on the business) is defined as the main attribute to synthesize the level of importance or relevance of a model, from which is determined the intensity of the model risk management processes to be followed.

Model risk management is structured around a set of processes known as the life cycle of the model. The definition of phases of the life cycle of the model in the Group is detailed below: identification, planning, development, internal validation, approval, implementation and use, and monitoring and control

30.9	Risk of the insurance activity -

The main risk faced by the Group in insurance contracts is that the actual cost of claims and payments, or the timing thereof, differ from expectations. This is influenced by the frequency of claims, the severity of claims, the actual benefits paid and the subsequent development of claims over the long term. The Group’s objective is therefore to ensure that sufficient reserves are available to cover these liabilities.

Risk exposure is mitigated by diversification through a large portfolio of insurance contracts and by having different lines of business. Risks are also mitigated by careful selection and implementation of strategic underwriting guidelines, as well as the use of reinsurance agreements. Reinsurance underwriting is diversified in such a way that the Group is not dependent on any particular reinsurer; likewise, the Group’s operations are not dependent on any particular reinsurance contract.

Life insurance contracts -

The main risks that the Group is exposed to are mortality, morbidity, longevity, investment yield and flow, losses arising from policies due to the expense incurred being different than expected, and the policyholder decision; all of which, do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The Group’s underwriting strategy is designed to ensure that risks are well diversified in terms of type of risk and level of insured benefits. This is achieved through diversification across insurable risks, the use of medical screening in order to ensure that pricing takes account of current health conditions and family medical history, regular review of actual claims experience and product pricing, as well as detailed claims handling procedures. Underwriting limits are in place to enforce appropriate risk selection criteria. For example, the Group has the right not to renew individual policies, it can impose deductibles and it has the right to reject the payment of fraudulent claims.

For contracts when death or disability is the insured risk, the significant factors that could increase the overall frequency of claims are epidemics, widespread changes in lifestyle and natural disasters, resulting in more claims than expected.

For retirement, survival and disability annuities contracts, the most significant factor is continuing improvement in medical science and social conditions that increase longevity.

Non-life insurance contracts (general insurance and healthcare) -

The Group mainly issues the following types of non-life general insurance contracts: automobile, technical branches, business and healthcare insurances. Healthcare contracts provide medical expense cover to policyholders. Risks under non-life insurance policies usually cover 12 months.

For general insurance contracts the most significant risks arise from climate changes, natural disasters and other type of damages. For healthcare contracts the most significant risks arise from lifestyle changes, epidemics and medical science and technology improvements.

The above risk exposures are mitigated by diversification across a large portfolio of insurance contracts and by having different lines of business. The sensitivity of risk is improved by careful selection and implementation of underwriting strategies of insurance contracts, which are designed to ensure that risks are diversified in terms of type of risks and level of insured benefits. This is achieved, in various cases, through diversification across industry sectors and geographic location.

Furthermore, strict claim review policies to assess all new and ongoing claims and in process of settlement, regular detailed review of claims handling procedures and frequent investigation of possible fraudulent claims are all policies and procedures put in place to reduce the Group’s risk exposure. Insurance contracts also entitle the Group to pursue third parties for payment of some or all costs. Also, the Group actively manages and promptly pursues claims, in order to reduce its exposure to unpredictable future developments that can negatively impact the Group.

The Group has also limited its exposure by imposing maximum claim amounts on certain contracts as well as the use of reinsurance arrangements in order to limit its exposure to catastrophic events.

Considering that risk management is predominantly oriented to credit, market and liquidity exposures inherent to the banking activity, in Management’s opinion the impacts of sensitizing the relevant variables used in the valuation of insurance contract assets and liabilities would not be significant for the consolidated financial statements.

Claims development table:

The following table shows the estimates of accumulated claims incurred as of December 31, 2024:

	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,637,838	1,047,428	1,602,775	1,152,556	1,426,087	1,548,529	2,106,530	1,379,742	1,564,601	1,491,978	14,958,064
1 year later	2,458	1,999	2,917	5,830	15,447	21,123	107,965	167,943	172,015	670,047	1,167,744
2 years later	2,052	164	1,889	3,469	4,180	11,051	39,861	127,303	85,383	217,606	492,958
3 years later	3,390	82	92	2,122	2,880	3,500	11,137	31,737	59,927	94,077	208,944
4 years later	–	1,533	46	90	2,389	4,431	4,203	9,776	22,453	67,570	112,491
5 years later	–	–	843	75	144	3,446	6,419	4,076	9,912	17,756	42,671
6 years later	–	–	–	811	81	111	5,158	4,783	4,248	38,738	53,930
7 years later	–	–	–	–	1,419	30	30	2,316	3,339	5,486	12,620
8 years later	–	–	–	–	–	1,028	46	92	2,328	3,322	6,816
9 years later	–	–	–	–	–	–	297	854	244	2,557	3,952
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,645,738	1,051,206	1,608,562	1,164,953	1,452,627	1,593,249	2,281,646	1,728,622	1,924,450	2,609,137	17,060,190
Liabilities / Gross Obligations accumulated by claims	8,317	6,919	7,909	18,380	30,226	56,998	222,417	466,484	454,110	1,698,314	2,970,074
Discount event	(1,614)	(1,021)	(1,015)	(1,900)	(2,849)	(4,729)	(15,369)	(34,248)	(34,104)	(93,068)	(189,917)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	28,729	28,729
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	39,082
Gross provision for incurred claims	6,703	5,898	6,894	16,480	27,377	52,269	207,048	432,236	420,006	1,633,975	2,847,968

The following table shows the estimates of accumulated claims incurred as of December 31, 2023:

	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Gross estimates of the undiscounted amount of the claims:
At the end of the claim year	1,397,461	963,490	1,039,516	1,628,377	1,154,065	1,450,470	1,538,564	2,000,372	1,687,397	1,724,774	14,584,486
1 year later	1,027	3,453	3,475	1,693	6,872	9,523	38,655	137,774	317,513	614,260	1,134,245
2 years later	129	577	3,441	4,265	8,398	5,701	13,276	71,537	197,750	191,387	496,461
3 years later	–	53	505	3,902	4,665	2,263	5,093	22,757	89,213	99,775	228,226
4 years later	–	–	81	278	3,148	4,684	2,712	7,511	24,184	44,274	86,872
5 years later	–	–	–	28	262	4,008	5,379	2,762	7,492	15,491	35,422
6 years later	–	–	–	–	40	438	4,331	7,395	2,405	4,663	19,272
7 years later	–	–	–	–	–	93	358	5,953	6,962	6,197	19,563
8 years later	–	–	–	–	–	–	42	66	4,639	9,695	14,442
9 years later	–	–	–	–	–	–	–	29	356	1,648	2,033
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,398,617	967,573	1,047,018	1,638,543	1,177,450	1,477,180	1,608,410	2,256,156	2,337,911	2,712,164	16,621,022
Liabilities / Gross Obligations accumulated by claims	3,672	6,335	8,955	13,396	30,289	34,361	81,747	321,842	839,516	1,421,449	2,761,562
Discount event	(527.00)	(775)	(1,207)	(1,687)	(2,890)	(3,597)	(7,361)	(27,666)	(64,783)	(83,109)	(193,602)
Effect of Risk Adjustment for non-financial risk	–	–	–	–	–	–	–	–	–	21,590	21,590
Gross LIC of the Temporary Regime and Definitive Regime	–	–	–	–	–	–	–	–	–	–	41,451
Gross provision for incurred claims	3,145	5,560	7,748	11,709	27,399	30,764	74,386	294,176	774,733	1,359,930	2,631,001

30.10	Capital management -

The Group maintains an actively managed capital base to cover risks inherent in its business. The adequacy of the Group’s capital is monitored using, among other measures, the rules and ratios established by the SBS, the supervising authority of its major subsidiaries and for consolidation purposes. Furthermore, capital management responds to market expectations in relation to the solvency of the Group and to support the growth of the businesses considered in the strategic planning. In this way, the capital maintained by the Group enables it to assume unexpected losses in normal conditions and conditions of severe stress.

The Group’s objectives when managing capital are: (i) to comply with the capital requirements set by the regulators of the markets where the entities within the Group operate; (ii) to safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; and (iii) to maintain a strong capital base to support the development of its business, in line with the limits and tolerances established in the declaration of Risk Appetite.

As of December 31, 2024, and 2023, the regulatory capital for the subsidiaries amounted to approximately S/40,009.5 million and S/33,452.6 million, respectively. The regulatory capital has been determined in accordance with SBS regulations in force as of said dates. Under the SBS regulations, the Group’s regulatory capital exceeds by approximately S/10,885.9 million the minimum regulatory capital required as of December 31, 2024 (approximately S/7,731.9 million as of December 31, 2023).

30.11	Fair values –

a)	Financial instruments recorded at fair value and fair value hierarchy –

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2024				2023
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Interest rate swaps		–	489,602	–	489,602	–	384,238	–	384,238
Currency swaps		–	219,648	–	219,648	–	230,818	–	230,818
Foreign currency forwards		–	161,495	–	161,495	–	334,562	–	334,562
Cross currency swaps		–	29,551	–	29,551	–	35,754	–	35,754
Foreign exchange options		–	3,018	–	3,018	–	1,104	–	1,104
Futures		–	1,477	–	1,477	–	1,187	–	1,187
	12(c)	–	904,791	–	904,791	–	987,663	–	987,663

Investments at fair value through profit of loss	6(a)	2,512,497	625,116	1,577,730	4,715,343	2,983,312	919,499	1,079,850	4,982,661
Financial assets at fair value through profit of loss		930,627	2,107	–	932,734	810,582	350	–	810,932

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		7,094,584	7,292,412	–	14,386,996	6,176,329	7,139,979	68,842	13,385,150
Government bonds		11,565,309	902,942	–	12,468,251	9,722,319	867,883	–	10,590,202
Certificates of deposit BCRP		–	11,435,757	–	11,435,757	–	10,935,253	–	10,935,253
Securitization instruments		–	714,738	–	714,738	–	683,930	–	683,930
Negotiable certificates of deposit		–	438,988	–	438,988	–	482,047	–	482,047
Subordinated bonds		42,493	127,455	–	169,948	71,590	209,349	–	280,939
Other instruments		–	282,104	98,592	380,696	–	297,220	54,397	351,617
Equity instruments		15,307	118,735	13,222	147,264	147,681	173,253	13,868	334,802
	6(b)	18,717,693	21,313,131	111,814	40,142,638	16,117,919	20,788,914	137,107	37,043,940

Total financial assets		22,160,817	22,845,145	1,689,544	46,695,506	19,911,813	22,696,426	1,216,957	43,825,196

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	353,647	–	353,647	–	205,112	–	205,112
Currency swaps		–	230,848	–	230,848	–	429,365	–	429,365
Foreign currency forwards		–	210,947	–	210,947	–	205,341	–	205,341
Cross currency swaps		–	15,491	–	15,491	–	46,561	–	46,561
Foreign exchange options		–	8,420	–	8,420	–	4,002	–	4,002
Futures		–	120	–	120	–	1,618	–	1,618
	12(c)	–	819,473	–	819,473	–	891,999	–	891,999
Financial liabilities at fair value through profit or loss		–	151,485	–	151,485	–	641,915	–	641,915

Total financial liabilities		–	970,958	–	970,958	–	1,533,914	–	1,533,914

Financial instruments included in the Level 1 category are those that are measured based on of quotations obtained in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions.

Financial instruments included in the Level 2 category are those that are measured based on observable market factors. This category includes instruments valued using quoted prices for similar instruments, either in active or less active markets and other valuation techniques (models) where all significant inputs are directly or indirectly observable based on market data.

Following is a description of how fair value is determined for the main Group’s financial instruments where valuation techniques were used with inputs based on market data which incorporate Credicorp’s estimates on the assumptions that market participants would use for measuring these financial instruments:

-	Valuation of derivative financial instruments -

Interest rate swaps, currency swaps and forward exchange contracts are measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include forward and swap pricing models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, spot exchange rates, forward rates and interest rate curves. Options are valued using well-known, widely accepted valuation models.

A credit valuation adjustment (CVA) is applied to the “Over The Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to include the Group’s own credit risk in the fair value of derivatives (the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

As of December 31, 2024, the balance of receivables and payables corresponding to derivatives amounted to S/904.8 million and S/819.5 million respectively, see Note 12(c), generating DVA and CVA adjustments for approximately S/3.0 million and S/5.7 million respectively. The net impact of both items in the consolidated statement of income amounted to S/1.2 million of loss. As of December 31, 2023, the balance of receivables and payables corresponding to derivatives amounted to S/987.7 million and S/892.0 million, respectively, see Note 12(c), generating DVA and CVA adjustments for approximately S/3.2 million and S/6.9 million, respectively. Likewise, the net impact of both items in the consolidated statement of income amounted to S/4.0 million of loss.

-	Valuation of debt securities classified in the category “at fair value through other comprehensive income” and included in level 2 -

Valuation of certificates of deposit BCRP, corporate, leasing, subordinated bonds and Government treasury bonds are measured by calculating their Net Present Values (NPV) through discounted cash flows, using appropriate and relevant zero coupon-rate curves to discount cash flows in the respective currency and considering observable current market transactions.

Certificates of deposit BCRP (CD BCRP) are securities issued at a discount in order to regulate the liquidity of the financial system. They are placed mainly through public auction or direct placement, are freely negotiable by their holders in the Peruvian secondary market and may be used as collateral in Repurchase Agreement Transactions of Securities with the BCRP.

Other debt instruments are measured using valuation techniques based on assumptions supported by prices from observable current market transactions, obtained via pricing services. Nevertheless, when prices have not been determined in an active market, fair values are based on broker quotes and assets that are valued using models whereby the majority of assumptions are market observable.

-	Valuation of financial instruments included in level 3 -

These are measured using valuation techniques (internal models), based on assumptions that are not supported by transaction prices observable in the market for the same instrument, nor based on available market data.

As of December 31, 2024, and 2023, the net unrealized loss of Level 3 financial instruments amounted to S/14.0 million and S/3.4 million, respectively. As of those dates, changes in the book value of Level 3 financial instruments have not been significant as there have been no purchases, issues, liquidations or any other significant movements or transfers from Level 3 to Level 1 or Level 2 or vice versa.

b)	Financial instruments not measured at fair value -

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2024					2023
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	47,655,196	–	47,655,196	47,655,196	–	33,930,948	–	33,930,948	33,930,948
Cash collateral, reverse repurchase agreement and securities borrowing	–	1,033,177	–	1,033,177	1,033,177	–	1,410,647	–	1,410,647	1,410,647
Investments at amortized cost	8,146,745	296,793	–	8,443,538	8,967,877	9,338,213	362,100	–	9,700,313	10,188,927
Loans, net	–	137,737,296	–	137,737,296	137,737,296	–	136,698,135	–	136,698,135	136,698,135
Due from customers on banker’s acceptances	–	528,184	–	528,184	528,184	–	412,401	–	412,401	412,401
Other assets (*)	–	3,269,019	–	3,269,019	3,269,019	–	2,072,603	–	2,072,603	2,072,603
Total	8,146,745	190,519,665	–	198,666,410	199,190,749	9,338,213	174,886,834	–	184,225,047	184,713,661

Liabilities
Deposits and obligations	–	161,842,066	–	161,842,066	161,842,066	–	147,704,994	–	147,704,994	147,704,994
Payables on repurchase agreements and securities lending	–	9,060,710	–	9,060,710	9,060,710	–	10,168,427	–	10,168,427	10,168,427
Due to Banks and correspondents and other entities	–	10,820,211	–	10,820,211	10,754,385	–	12,308,392	–	12,308,392	12,278,681
Due from customers on banker’s acceptances	–	528,184	–	528,184	528,184	–	412,401	–	412,401	412,401
Lease liabilities	–	404,817	–	404,817	404,817	–	512,579	–	512,579	512,579
Bond and notes issued	–	17,230,157	–	17,230,157	17,268,443	–	14,742,600	–	14,742,600	14,594,785
Other liabilities (**)	–	5,220,127	–	5,220,127	5,220,127	–	4,586,511	–	4,586,511	4,586,511
Total	–	205,106,272	–	205,106,272	205,078,732	–	190,435,904	–	190,435,904	190,258,378

(*) Corresponds to receivables, margin call, receivables from sale of investments and operations in process.
(**) Corresponds to accounts payable, salaries and other personnel expenses, accounts payable for acquisitions of investments, operations in process, allowance for indirect loan losses and dividends payable

The methodologies and assumptions used by the Group to determine fair values depend on the terms and risk characteristics of the various financial instruments and include the following:

(i)
Long-term fixed-rate and variable-rate loans are evaluated by the Group based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are considered for the incurred losses of these loans. As of December 31, 2024, and 2023, the carrying amounts of loans, net of allowances, were not materially different from their calculated fair values.

(ii)
Assets for which fair values approximate their carrying value - For financial assets and financial liabilities that are liquid or have a short-term maturity (less than three months) it is assumed that the carrying amounts approximate to their fair values. This three month is also applied to demand deposits, savings accounts without a specific maturity and variable rate financial instruments.

(iii)
Fixed rate financial instruments - The fair value of fixed rate financial assets and liabilities carried at amortized cost are estimated by comparing market interest rates when they were first recognized with current market rates offered for similar financial instruments. The estimated fair value of fixed interest-bearing deposits is based on discounted cash flows using prevailing market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued the fair values are calculated based on quoted market prices. When quoted market prices are not available, a discounted cash flow model is used based on a current interest rate yield curve appropriate for the remaining term to maturity.

30.12	Fiduciary activities, management of funds and pension funds -

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes allocations and purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a fiduciary capacity are not included in these consolidated financial statements. These services give rise to the risk that the Group will be accused of mismanagement or under-performance.

As of December 31, 2024, and 2023, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2024	2023
Investment funds and mutual funds	64,430	55,773
Equity managed	39,372	35,016
Pension funds	32,437	36,867
Bank trusts	6,120	3,949
Total	142,359	131,605